Leases - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating lease that has not yet commenced [Abstract]
Contractual payments	$ 501,504	$ 518,265
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	14 years
Operating lease that has not yet commenced [Abstract]
Lease term	14 years	14 years